Schedule of Investments (unaudited)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
BWX Technologies, Inc.	134,564	$ 9,630,745
Curtiss-Wright Corp.	67,810	12,453,985
HEICO Corp.	7,946	1,405,965
HEICO Corp., Class A	14,063	1,977,258
Hexcel Corp.	149,814	11,388,860
Howmet Aerospace, Inc.	678,592	33,631,019
Huntington Ingalls Industries, Inc.	70,250	15,988,900
Mercury Systems, Inc.(a)	88,128	3,048,348
Spirit AeroSystems Holdings, Inc., Class A	166,679	4,865,360
Textron, Inc.	359,978	24,345,312
TransDigm Group, Inc.	77,904	69,659,420
Woodward, Inc.	106,235	12,632,404
		201,027,576
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	45,178	4,262,544
Expeditors International of Washington, Inc.(b)	237,624	28,783,395
GXO Logistics, Inc.(a)(b)	208,023	13,068,005
		46,113,944
Automobile Components — 0.8%
Aptiv PLC(a)	483,065	49,316,106
BorgWarner, Inc.	417,450	20,417,480
Gentex Corp.	420,917	12,316,031
Lear Corp.	105,276	15,112,370
QuantumScape Corp., Class A(a)(b)	523,582	4,183,420
		101,345,407
Automobiles — 0.3%
Harley-Davidson, Inc.	236,573	8,329,735
Lucid Group, Inc.(a)(b)	1,343,993	9,260,112
Rivian Automotive, Inc., Class A(a)(b)	926,591	15,437,006
Thor Industries, Inc.	91,075	9,426,263
		42,453,116
Banks — 2.8%
Bank OZK	199,050	7,993,848
BOK Financial Corp.	50,360	4,068,081
Citizens Financial Group, Inc.	863,528	22,520,810
Columbia Banking System, Inc.	375,584	7,616,843
Comerica, Inc.	233,916	9,908,682
Commerce Bancshares, Inc.	203,145	9,893,161
Cullen/Frost Bankers, Inc.	105,227	11,315,059
East West Bancorp, Inc.	252,152	13,311,104
Fifth Third Bancorp	1,212,073	31,768,433
First Citizens BancShares, Inc., Class A	17,300	22,203,685
First Hawaiian, Inc.	226,086	4,071,809
First Horizon Corp.	950,003	10,706,534
FNB Corp.	635,547	7,270,658
Huntington Bancshares, Inc.	2,570,036	27,704,988
KeyCorp	1,669,819	15,429,128
M&T Bank Corp.	295,243	36,539,274
New York Community Bancorp, Inc., Class A	1,277,203	14,355,762
NU Holdings Ltd., Class A(a)	1,292,326	10,196,452
Pinnacle Financial Partners, Inc.	133,731	7,575,861
Popular, Inc.	127,183	7,697,115
Prosperity Bancshares, Inc.	154,822	8,744,347
Regions Financial Corp.	1,669,519	29,750,829
Synovus Financial Corp.	261,297	7,904,234
Webster Financial Corp.	308,608	11,649,952
Western Alliance Bancorp	192,180	7,008,805
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	109,878	$ 7,979,340
Zions Bancorp N.A.	258,649	6,947,312
		362,132,106
Beverages — 0.2%
Boston Beer Co., Inc., Class A, NVS(a)(b)	1,366	421,329
Brown-Forman Corp., Class A(b)	17,917	1,219,610
Brown-Forman Corp., Class B, NVS	67,357	4,498,101
Molson Coors Beverage Co., Class B	312,668	20,586,061
		26,725,101
Biotechnology — 1.3%
Alnylam Pharmaceuticals, Inc.(a)	44,005	8,358,310
Biogen, Inc.(a)	257,597	73,376,505
BioMarin Pharmaceutical, Inc.(a)	294,817	25,554,738
Exact Sciences Corp.(a)(b)	208,650	19,592,235
Exelixis, Inc.(a)	149,386	2,854,766
Horizon Therapeutics PLC(a)	46,208	4,752,493
Incyte Corp.(a)	85,877	5,345,843
Ionis Pharmaceuticals, Inc.(a)(b)	35,188	1,443,764
Karuna Therapeutics, Inc.(a)	6,699	1,452,678
Mirati Therapeutics, Inc.(a)(b)	81,137	2,931,480
Roivant Sciences Ltd.(a)	23,422	236,094
United Therapeutics Corp.(a)	80,808	17,838,366
		163,737,272
Broadline Retail — 0.5%
eBay, Inc.	894,699	39,984,098
Etsy, Inc.(a)	97,218	8,225,615
Kohl’s Corp.	196,453	4,528,242
Macy’s, Inc.	489,050	7,849,253
Nordstrom, Inc.	202,854	4,152,421
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	74,395	4,309,702
		69,049,331
Building Products — 2.3%
A O Smith Corp.	196,575	14,306,728
Allegion PLC	11,701	1,404,354
Armstrong World Industries, Inc.	56,347	4,139,251
AZEK Co., Inc., Class A(a)	217,909	6,600,464
Builders FirstSource, Inc.(a)	227,373	30,922,728
Carlisle Cos., Inc.	90,595	23,240,335
Carrier Global Corp.	1,489,653	74,050,651
Fortune Brands Innovations, Inc.	226,563	16,301,208
Hayward Holdings, Inc.(a)(b)	196,318	2,522,686
Lennox International, Inc.	57,230	18,660,986
Masco Corp.	402,063	23,070,375
Owens Corning	160,640	20,963,520
Trane Technologies PLC	286,818	54,856,811
		291,040,097
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	63,381	9,500,178
Bank of New York Mellon Corp.	1,413,306	62,920,383
Blue Owl Capital, Inc.	687,181	8,005,659
Carlyle Group, Inc.	379,146	12,113,715
Cboe Global Markets, Inc.	187,033	25,812,424
Coinbase Global, Inc., Class A(a)(b)	298,359	21,347,586
Evercore, Inc., Class A	64,305	7,947,455
Franklin Resources, Inc.	506,069	13,517,103
Houlihan Lokey, Inc., Class A	83,147	8,174,181
Interactive Brokers Group, Inc., Class A	178,977	14,867,619
Invesco Ltd.	659,490	11,086,027
Janus Henderson Group PLC	242,551	6,609,515
Jefferies Financial Group, Inc.	361,134	11,978,815

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
KKR & Co., Inc., Class A	869,218	$ 48,676,208
Lazard Ltd., Class A	194,543	6,225,376
MSCI, Inc., Class A	69,405	32,571,072
Nasdaq, Inc.	609,926	30,404,811
Northern Trust Corp.	366,087	27,141,690
Raymond James Financial, Inc.	348,833	36,198,400
Robinhood Markets, Inc., Class A(a)	1,192,569	11,901,839
SEI Investments Co.	180,872	10,783,589
State Street Corp.	595,633	43,588,423
Stifel Financial Corp.	182,467	10,887,806
T Rowe Price Group, Inc.	393,646	44,096,225
TPG, Inc., Class A	80,988	2,369,709
Tradeweb Markets, Inc., Class A	133,248	9,124,823
Virtu Financial, Inc., Class A	158,831	2,714,422
XP, Inc., Class A(a)	547,080	12,834,497
		543,399,550
Chemicals — 3.9%
Albemarle Corp.	208,932	46,610,640
Ashland, Inc.	90,781	7,889,777
Axalta Coating Systems Ltd.(a)	351,274	11,525,300
Celanese Corp., Class A	176,855	20,479,809
CF Industries Holdings, Inc.	349,415	24,256,389
Chemours Co.	264,259	9,748,514
Corteva, Inc.	1,275,529	73,087,812
DuPont de Nemours, Inc.	819,513	58,546,009
Eastman Chemical Co.	212,385	17,780,872
Element Solutions, Inc.	403,431	7,745,875
FMC Corp.	190,122	19,837,329
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	2,480,937	4,614,543
Huntsman Corp.	315,257	8,518,244
International Flavors & Fragrances, Inc.	455,767	36,274,496
LyondellBasell Industries NV, Class A	462,161	42,440,245
Mosaic Co.	592,054	20,721,890
NewMarket Corp.	11,069	4,451,066
Olin Corp.	229,566	11,797,397
PPG Industries, Inc.	313,782	46,533,871
RPM International, Inc.	184,424	16,548,365
Westlake Corp.	57,523	6,872,273
		496,280,716
Commercial Services & Supplies — 0.9%
Cintas Corp.	17,213	8,556,238
Clean Harbors, Inc.(a)(b)	92,034	15,133,150
Driven Brands Holdings, Inc.(a)	110,450	2,988,777
MSA Safety, Inc.	54,441	9,470,556
RB Global, Inc.(b)	75,891	4,553,460
Republic Services, Inc.	368,663	56,468,112
Stericycle, Inc.(a)	166,477	7,731,192
Tetra Tech, Inc.	77,936	12,761,241
		117,662,726
Communications Equipment — 0.5%
Ciena Corp.(a)	263,695	11,204,400
F5, Inc.(a)(b)	108,014	15,798,128
Juniper Networks, Inc.	570,024	17,858,852
Lumentum Holdings, Inc.(a)	123,683	7,016,537
Ubiquiti, Inc.	1,148	201,761
Viasat, Inc.(a)(b)	127,913	5,277,690
		57,357,368
Construction & Engineering — 0.9%
AECOM	234,211	19,835,330
EMCOR Group, Inc.	54,520	10,074,206
MasTec, Inc.(a)	111,618	13,167,575
Security	Shares	Value
Construction & Engineering (continued)
MDU Resources Group, Inc.	365,201	$ 7,647,309
Quanta Services, Inc.	189,089	37,146,534
Valmont Industries, Inc.	34,443	10,024,635
WillScot Mobile Mini Holdings Corp.(a)	264,209	12,626,548
		110,522,137
Construction Materials — 0.8%
Eagle Materials, Inc.	21,706	4,046,433
Martin Marietta Materials, Inc.	110,176	50,867,157
Vulcan Materials Co.	184,424	41,576,547
		96,490,137
Consumer Finance — 1.0%
Ally Financial, Inc.	481,065	12,993,566
Credit Acceptance Corp.(a)(b)	11,381	5,780,751
Discover Financial Services	452,373	52,859,785
OneMain Holdings, Inc.	202,349	8,840,628
SLM Corp.	259,746	4,239,055
SoFi Technologies, Inc.(a)(b)	1,634,099	13,628,386
Synchrony Financial	762,542	25,865,424
		124,207,595
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	682,672	14,895,903
BJ’s Wholesale Club Holdings, Inc.(a)	154,661	9,745,190
Casey’s General Stores, Inc.	56,684	13,824,094
Dollar Tree, Inc.(a)	372,213	53,412,565
Grocery Outlet Holding Corp.(a)(b)	169,157	5,177,896
Kroger Co.	1,164,667	54,739,349
Performance Food Group Co.(a)	146,510	8,825,762
U.S. Foods Holding Corp.(a)	405,786	17,854,584
Walgreens Boots Alliance, Inc.	1,278,493	36,424,266
		214,899,609
Containers & Packaging — 1.6%
Amcor PLC	2,631,634	26,263,707
AptarGroup, Inc.	116,294	13,473,823
Ardagh Group SA, Class A(a)	34,751	204,336
Ardagh Metal Packaging SA	17,939	67,451
Avery Dennison Corp.	97,069	16,676,454
Ball Corp.	550,106	32,021,670
Berry Global Group, Inc.	217,867	14,017,563
Crown Holdings, Inc.	190,053	16,509,904
Graphic Packaging Holding Co.	251,716	6,048,736
International Paper Co.	619,849	19,717,397
Packaging Corp. of America	158,281	20,918,417
Sealed Air Corp.	114,255	4,570,200
Silgan Holdings, Inc.	151,169	7,088,314
Sonoco Products Co.	173,795	10,257,381
Westrock Co.	456,177	13,261,065
		201,096,418
Distributors — 0.6%
Genuine Parts Co.	250,308	42,359,623
LKQ Corp.	475,969	27,734,713
		70,094,336
Diversified Consumer Services — 0.2%
ADT, Inc.	373,609	2,252,862
Bright Horizons Family Solutions, Inc.(a)(b)	90,792	8,393,721
Grand Canyon Education, Inc.(a)(b)	38,725	3,996,807
H&R Block, Inc.	95,017	3,028,192
Mister Car Wash, Inc.(a)(b)	133,060	1,284,029
Service Corp. International	168,249	10,867,203
		29,822,814

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.2%
WP Carey, Inc.	378,844	$ 25,594,701
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(a)(b)	442,331	8,245,050
GCI Liberty, Inc. Escrow, Class A(a)(c)	193,912	2
Iridium Communications, Inc.	14,188	881,358
		9,126,410
Electric Utilities — 3.8%
Alliant Energy Corp.	449,203	23,574,173
Avangrid, Inc.	126,302	4,759,059
Constellation Energy Corp.	584,818	53,540,088
Edison International	674,616	46,852,081
Entergy Corp.	377,756	36,782,102
Evergy, Inc.	398,139	23,259,280
Eversource Energy	622,142	44,122,311
FirstEnergy Corp.	971,916	37,788,094
Hawaiian Electric Industries, Inc.	198,289	7,178,062
IDACORP, Inc.	89,758	9,209,171
NRG Energy, Inc.	413,767	15,470,748
OGE Energy Corp.	358,952	12,889,966
PG&E Corp.(a)	3,215,492	55,563,702
Pinnacle West Capital Corp.	202,836	16,523,021
PPL Corp.	1,317,467	34,860,177
Xcel Energy, Inc.	985,538	61,270,897
		483,642,932
Electrical Equipment — 1.4%
Acuity Brands, Inc.(b)	56,582	9,227,392
AMETEK, Inc.	411,300	66,581,244
Generac Holdings, Inc.(a)	108,968	16,250,398
Hubbell, Inc.	52,217	17,313,068
nVent Electric PLC	292,465	15,111,666
Plug Power, Inc.(a)(b)	936,838	9,733,747
Regal Rexnord Corp.(b)	118,414	18,223,915
Sensata Technologies Holding PLC	270,997	12,192,155
Sunrun, Inc.(a)(b)	375,130	6,699,822
Vertiv Holdings Co.	532,719	13,195,450
		184,528,857
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	517,280	43,942,936
Arrow Electronics, Inc.(a)	102,769	14,719,604
Avnet, Inc.	164,123	8,280,005
CDW Corp.	13,943	2,558,541
Cognex Corp.	309,414	17,333,372
Coherent Corp.(a)(b)	211,884	10,801,846
Corning, Inc.	1,357,479	47,566,064
IPG Photonics Corp.(a)	54,240	7,366,877
Jabil, Inc.	85,539	9,232,224
Keysight Technologies, Inc.(a)	235,618	39,454,234
Littelfuse, Inc.	43,451	12,657,711
National Instruments Corp.	50,775	2,914,485
TD SYNNEX Corp.	73,884	6,945,096
Teledyne Technologies, Inc.(a)	83,172	34,192,841
Trimble, Inc.(a)	440,644	23,327,693
Vontier Corp.(b)	183,148	5,899,197
Zebra Technologies Corp., Class A(a)(b)	75,103	22,217,721
		309,410,447
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	1,808,160	57,155,938
Halliburton Co.	1,281,205	42,266,953
Security	Shares	Value
Energy Equipment & Services (continued)
NOV, Inc.	697,412	$ 11,186,488
TechnipFMC PLC(a)	788,754	13,109,092
		123,718,471
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	922,471	4,058,872
Electronic Arts, Inc.(b)	489,929	63,543,791
Liberty Media Corp. - Liberty Formula One, Class A(a)(b)	42,294	2,859,920
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	346,479	26,082,939
Live Nation Entertainment, Inc.(a)	216,785	19,751,281
Madison Square Garden Sports Corp., Class A	33,049	6,214,865
Playtika Holding Corp.(a)	17,496	202,954
Roku, Inc.(a)(b)	193,857	12,399,094
Take-Two Interactive Software, Inc.(a)	294,300	43,309,188
Warner Bros Discovery, Inc., Class A(a)(b)	3,932,478	49,313,274
		227,736,178
Financial Services — 1.6%
Affirm Holdings, Inc., Class A(a)(b)	395,030	6,055,810
Block, Inc., Class A(a)	609,655	40,584,733
Euronet Worldwide, Inc.(a)(b)	43,219	5,072,614
Fidelity National Information Services, Inc.	1,059,018	57,928,285
FleetCor Technologies, Inc.(a)(b)	9,453	2,373,459
Global Payments, Inc.	468,223	46,129,330
Jack Henry & Associates, Inc.	89,080	14,905,756
MGIC Investment Corp.	512,079	8,085,728
Rocket Cos., Inc., Class A(a)(b)	142,822	1,279,685
TFS Financial Corp.	89,020	1,118,981
UWM Holdings Corp., Class A(b)	105,923	593,169
Voya Financial, Inc.	174,710	12,528,454
Western Union Co.	405,388	4,755,201
WEX, Inc.(a)	41,197	7,500,738
		208,911,943
Food Products — 2.1%
Bunge Ltd.	266,859	25,178,147
Campbell Soup Co.	342,782	15,668,565
Conagra Brands, Inc.	849,583	28,647,939
Darling Ingredients, Inc.(a)(b)	283,842	18,106,281
Flowers Foods, Inc.	339,155	8,438,176
Freshpet, Inc.(a)(b)	58,861	3,873,642
Hormel Foods Corp.	517,765	20,824,508
Ingredion, Inc.	117,248	12,422,426
J M Smucker Co.	184,166	27,195,793
Kellogg Co.	463,985	31,272,589
Lamb Weston Holdings, Inc.	14,476	1,664,016
McCormick & Co., Inc., NVS	448,450	39,118,294
Pilgrim’s Pride Corp.(a)	73,004	1,568,856
Post Holdings, Inc.(a)(b)	96,572	8,367,964
Seaboard Corp.	457	1,627,249
Tyson Foods, Inc., Class A	496,616	25,347,281
		269,321,726
Gas Utilities — 0.4%
Atmos Energy Corp.	257,420	29,948,243
National Fuel Gas Co.	160,389	8,237,579
UGI Corp.	371,430	10,017,467
		48,203,289
Ground Transportation — 0.7%
Avis Budget Group, Inc.(a)(b)	23,836	5,450,578
Hertz Global Holdings, Inc.(a)	239,038	4,395,909
JB Hunt Transport Services, Inc.	118,236	21,404,263

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	279,932	$ 15,553,022
Landstar System, Inc.	12,961	2,495,511
Old Dominion Freight Line, Inc.(b)	12,110	4,477,672
Ryder System, Inc.	83,069	7,043,421
Saia, Inc.(a)(b)	42,385	14,513,048
Schneider National, Inc., Class B	97,358	2,796,122
U-Haul Holding Co.	9,827	543,630
U-Haul Holding Co., NVS(b)	88,423	4,480,393
XPO, Inc.(a)(b)	202,508	11,947,972
		95,101,541
Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	902,185	41,103,549
Cooper Cos., Inc.(b)	86,738	33,257,951
DENTSPLY SIRONA, Inc.	379,006	15,167,820
Enovis Corp.(a)	93,221	5,977,331
Envista Holdings Corp.(a)	291,064	9,849,606
Globus Medical, Inc., Class A(a)	142,989	8,513,565
Hologic, Inc.(a)	433,621	35,110,292
ICU Medical, Inc.(a)(b)	35,947	6,405,396
Integra LifeSciences Holdings Corp.(a)(b)	126,980	5,222,687
QuidelOrtho Corp.(a)	96,427	7,989,941
STERIS PLC	177,003	39,822,135
Tandem Diabetes Care, Inc.(a)	99,068	2,431,129
Teleflex, Inc.	84,057	20,344,316
Zimmer Biomet Holdings, Inc.	374,788	54,569,133
		285,764,851
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.(a)	161,063	12,827,057
agilon health, Inc.(a)(b)	53,019	919,350
Amedisys, Inc.(a)(b)	56,944	5,206,959
Cardinal Health, Inc.	225,239	21,300,852
Chemed Corp.	7,437	4,028,400
Encompass Health Corp.	163,589	11,076,611
Henry Schein, Inc.(a)	233,288	18,919,657
Laboratory Corp. of America Holdings	157,882	38,101,663
Molina Healthcare, Inc.(a)	46,850	14,113,094
Premier, Inc., Class A	210,800	5,830,728
Quest Diagnostics, Inc.	200,029	28,116,076
R1 RCM, Inc.(a)	271,779	5,014,323
Tenet Healthcare Corp.(a)	181,022	14,731,570
Universal Health Services, Inc., Class B	108,548	17,125,618
		197,311,958
Health Care REITs — 1.3%
Healthcare Realty Trust, Inc.	682,060	12,863,652
Healthpeak Properties, Inc.	979,365	19,685,236
Medical Properties Trust, Inc.	1,055,237	9,771,495
Omega Healthcare Investors, Inc.	420,474	12,904,347
Ventas, Inc.	713,350	33,720,054
Welltower, Inc.	888,548	71,874,648
		160,819,432
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	135,443	2,466,417
Doximity, Inc., Class A(a)(b)	109,077	3,710,799
Teladoc Health, Inc.(a)(b)	291,158	7,372,121
		13,549,337
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	1,264,763	21,285,961
Park Hotels & Resorts, Inc.	390,474	5,005,877
		26,291,838
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.3%
Aramark	419,474	$ 18,058,356
Boyd Gaming Corp.	130,618	9,060,971
Caesars Entertainment, Inc.(a)	216,143	11,016,809
Carnival Corp.(a)(b)	1,775,342	33,429,690
Darden Restaurants, Inc.	115,193	19,246,446
DoorDash, Inc., Class A(a)(b)	118,136	9,027,953
Expedia Group, Inc.(a)	69,596	7,613,106
Hilton Worldwide Holdings, Inc.	248,769	36,208,328
Hyatt Hotels Corp., Class A(b)	82,694	9,475,078
Marriott Vacations Worldwide Corp.	65,969	8,095,716
MGM Resorts International	536,288	23,553,769
Norwegian Cruise Line Holdings Ltd.(a)(b)	570,426	12,418,174
Penn Entertainment, Inc.(a)(b)	272,490	6,547,935
Planet Fitness, Inc., Class A(a)(b)	79,255	5,344,957
Royal Caribbean Cruises Ltd.(a)(b)	292,230	30,315,940
Travel + Leisure Co.	72,180	2,911,741
Vail Resorts, Inc.	64,579	16,258,409
Wyndham Hotels & Resorts, Inc.	138,833	9,519,779
Wynn Resorts Ltd.	174,597	18,439,189
Yum! Brands, Inc.	61,756	8,556,294
		295,098,640
Household Durables — 2.3%
DR Horton, Inc.	556,424	67,711,237
Garmin Ltd.	273,261	28,498,390
Leggett & Platt, Inc.	239,792	7,102,639
Lennar Corp., Class A	443,909	55,626,237
Lennar Corp., Class B	24,408	2,757,616
Mohawk Industries, Inc.(a)(b)	94,010	9,698,072
Newell Brands, Inc.	676,247	5,883,349
NVR, Inc.(a)	4,807	30,527,430
PulteGroup, Inc.	396,086	30,767,960
Tempur Sealy International, Inc.	236,405	9,472,748
Toll Brothers, Inc.	197,914	15,649,060
TopBuild Corp.(a)	53,140	14,136,303
Whirlpool Corp.	95,975	14,280,120
		292,111,161
Household Products — 0.1%
Church & Dwight Co., Inc.	45,191	4,529,494
Reynolds Consumer Products, Inc.	96,534	2,727,086
Spectrum Brands Holdings, Inc.	71,369	5,570,350
		12,826,930
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	462,047	9,578,234
Brookfield Renewable Corp., Class A	231,096	7,284,146
Clearway Energy, Inc., Class A	61,611	1,663,497
Clearway Energy, Inc., Class C	145,608	4,158,564
Vistra Corp.	478,126	12,550,808
		35,235,249
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	484,073	15,635,558
EastGroup Properties, Inc.	77,960	13,533,856
First Industrial Realty Trust, Inc.	237,087	12,480,260
Rexford Industrial Realty, Inc.	358,622	18,727,241
STAG Industrial, Inc.	319,213	11,453,362
		71,830,277
Insurance — 5.8%
Aflac, Inc.	1,076,163	75,116,177
Allstate Corp.	468,152	51,047,294
American Financial Group, Inc.	130,398	15,484,763
Arch Capital Group Ltd.(a)	548,820	41,079,177

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Co.	357,386	$ 78,471,244
Assurant, Inc.	94,506	11,881,294
Assured Guaranty Ltd.	101,008	5,636,246
Axis Capital Holdings Ltd.	138,170	7,437,691
Brighthouse Financial, Inc.(a)	106,386	5,037,377
Brown & Brown, Inc.	259,055	17,833,346
Cincinnati Financial Corp.	274,312	26,696,044
CNA Financial Corp.	46,257	1,786,445
Everest Group Ltd.	65,461	22,378,498
Fidelity National Financial, Inc., Class A	461,279	16,606,044
First American Financial Corp.	178,143	10,157,714
Globe Life, Inc.	158,931	17,422,016
Hanover Insurance Group, Inc.	63,093	7,131,402
Hartford Financial Services Group, Inc.	543,494	39,142,438
Kemper Corp.	106,999	5,163,772
Lincoln National Corp.	276,554	7,124,031
Loews Corp.(b)	338,724	20,113,431
Markel Group, Inc.(a)(b)	23,460	32,449,403
Old Republic International Corp.	488,378	12,292,474
Primerica, Inc.	22,630	4,475,309
Principal Financial Group, Inc.	431,663	32,737,322
Prudential Financial, Inc.	655,160	57,798,215
Reinsurance Group of America, Inc.	119,091	16,516,731
RenaissanceRe Holdings Ltd.	64,170	11,968,988
RLI Corp.	56,632	7,728,569
Unum Group	352,041	16,792,356
W R Berkley Corp.	380,306	22,651,025
White Mountains Insurance Group Ltd.(b)	4,402	6,113,982
Willis Towers Watson PLC	166,427	39,193,559
		743,464,377
Interactive Media & Services — 0.2%
IAC, Inc.(a)(b)	138,680	8,709,104
Match Group, Inc.(a)	49,071	2,053,621
TripAdvisor, Inc.(a)	199,545	3,290,497
ZoomInfo Technologies, Inc., Class A(a)	267,882	6,801,524
		20,854,746
IT Services — 1.5%
Akamai Technologies, Inc.(a)	275,025	24,716,497
Amdocs Ltd.	212,801	21,035,379
Cognizant Technology Solutions Corp., Class A	906,722	59,190,812
DXC Technology Co.(a)	403,818	10,790,017
GoDaddy, Inc., Class A(a)(b)	109,705	8,242,136
Kyndryl Holdings, Inc.(a)	364,531	4,840,972
Okta, Inc., Class A(a)	251,732	17,457,614
Twilio, Inc., Class A(a)	253,263	16,112,592
VeriSign, Inc.(a)	152,996	34,572,506
		196,958,525
Leisure Products — 0.4%
Brunswick Corp.	115,986	10,049,027
Hasbro, Inc.	234,290	15,174,963
Mattel, Inc.(a)	632,588	12,360,770
Polaris, Inc.	87,400	10,569,282
		48,154,042
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	99,315	11,942,629
Avantor, Inc.(a)	1,206,086	24,773,006
Azenta, Inc.(a)	121,083	5,652,154
Bio-Rad Laboratories, Inc., Class A(a)	37,361	14,164,302
Bio-Techne Corp.	15,768	1,287,142
Charles River Laboratories International, Inc.(a)	90,830	19,097,007
ICON PLC(a)(b)	123,342	30,860,168
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(a)	198,101	$ 37,141,956
IQVIA Holdings, Inc.(a)	23,943	5,381,668
Maravai LifeSciences Holdings, Inc., Class A(a)	82,220	1,021,995
QIAGEN NV(a)	404,318	18,206,440
Repligen Corp.(a)(b)	55,899	7,907,473
Revvity, Inc.	225,606	26,799,737
Sotera Health Co.(a)(b)	52,139	982,299
Syneos Health, Inc.(a)	186,318	7,851,441
		213,069,417
Machinery — 6.2%
AGCO Corp.	112,211	14,746,770
Allison Transmission Holdings, Inc.	148,096	8,361,500
CNH Industrial NV	1,738,009	25,027,330
Crane Co.	86,760	7,732,051
Crane NXT Co.	85,512	4,826,297
Cummins, Inc.	253,601	62,172,821
Donaldson Co., Inc.	127,951	7,998,217
Dover Corp.	248,963	36,759,387
Esab Corp.	100,296	6,673,696
Flowserve Corp.	235,956	8,765,765
Fortive Corp.(b)	631,143	47,190,562
Gates Industrial Corp. PLC(a)	210,521	2,837,823
Graco, Inc.	177,060	15,289,131
IDEX Corp.	124,169	26,728,619
Ingersoll Rand, Inc.	722,337	47,211,946
ITT, Inc.	146,906	13,693,108
Lincoln Electric Holdings, Inc.	6,446	1,280,369
Middleby Corp.(a)	95,419	14,105,791
Nordson Corp.	102,213	25,367,222
Oshkosh Corp.	115,884	10,034,396
Otis Worldwide Corp.	695,768	61,930,310
PACCAR, Inc.	916,725	76,684,046
Parker-Hannifin Corp.	228,436	89,099,178
Pentair PLC	291,717	18,844,918
RBC Bearings, Inc.(a)	50,252	10,928,303
Snap-on, Inc.	92,995	26,800,229
Stanley Black & Decker, Inc.	273,660	25,644,679
Timken Co.	111,097	10,168,708
Westinghouse Air Brake Technologies Corp.	318,312	34,909,277
Xylem, Inc.	372,855	41,990,930
		783,803,379
Marine Transportation — 0.1%
Kirby Corp.(a)(b)	107,568	8,277,358
Media — 1.4%
Cable One, Inc.	9,311	6,118,072
DISH Network Corp., Class A(a)(b)	440,065	2,900,028
Fox Corp., Class A, NVS	523,999	17,815,966
Fox Corp., Class B	238,811	7,615,683
Interpublic Group of Cos., Inc.	688,739	26,571,551
Liberty Broadband Corp., Class A(a)(b)	23,245	1,853,324
Liberty Broadband Corp., Class C, NVS(a)	164,208	13,154,703
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	132,014	4,331,379
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	272,999	8,935,257
New York Times Co., Class A	290,242	11,429,730
News Corp., Class A, NVS	676,919	13,199,920
News Corp., Class B	207,004	4,082,119
Nexstar Media Group, Inc., Class A	40,724	6,782,582
Omnicom Group, Inc.	352,218	33,513,543
Paramount Global, Class A(b)	21,077	391,189

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Paramount Global, Class B, NVS(b)	1,033,639	$ 16,445,196
Sirius XM Holdings, Inc.(b)	1,145,318	5,188,291
		180,328,533
Metals & Mining — 1.5%
Alcoa Corp.	316,058	10,723,848
Cleveland-Cliffs, Inc.(a)	911,181	15,271,394
MP Materials Corp., Class A(a)	184,882	4,230,100
Nucor Corp.	450,125	73,811,497
Reliance Steel & Aluminum Co.	104,446	28,366,489
Royal Gold, Inc.	116,570	13,379,905
SSR Mining, Inc.	366,672	5,199,409
Steel Dynamics, Inc.	286,882	31,250,056
United States Steel Corp.	399,896	10,001,399
		192,234,097
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,019,456	10,327,090
Annaly Capital Management, Inc.	883,897	17,686,779
Rithm Capital Corp.	869,952	8,134,051
Starwood Property Trust, Inc.	523,823	10,162,166
		46,310,086
Multi-Utilities — 2.5%
Ameren Corp.	467,364	38,169,618
CenterPoint Energy, Inc.	1,126,814	32,846,628
CMS Energy Corp.	519,385	30,513,869
Consolidated Edison, Inc.	619,345	55,988,788
DTE Energy Co.	367,693	40,453,584
NiSource, Inc.	739,737	20,231,807
Public Service Enterprise Group, Inc.	887,638	55,575,015
WEC Energy Group, Inc.	563,217	49,698,268
		323,477,577
Office REITs — 0.6%
Alexandria Real Estate Equities, Inc.	306,183	34,748,709
Boston Properties, Inc.	281,131	16,190,334
Cousins Properties, Inc.	268,995	6,133,086
Highwoods Properties, Inc.	184,950	4,422,155
Kilroy Realty Corp.	207,360	6,239,462
Vornado Realty Trust	314,223	5,700,005
		73,433,751
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	401,401	4,656,252
Antero Resources Corp.(a)	502,732	11,577,918
APA Corp.	62,896	2,149,156
Chesapeake Energy Corp.	227,096	19,003,393
Coterra Energy, Inc.	1,351,792	34,200,338
Devon Energy Corp.	1,143,999	55,300,912
Diamondback Energy, Inc.	323,320	42,471,315
DT Midstream, Inc.	175,130	8,681,194
EQT Corp.	644,202	26,496,028
Hess Corp.	219,448	29,833,956
HF Sinclair Corp.	250,994	11,196,842
Marathon Oil Corp.	1,110,909	25,573,125
ONEOK, Inc.	753,807	46,524,968
Ovintiv, Inc.	243,762	9,280,019
PDC Energy, Inc.	154,123	10,964,310
Phillips 66	823,951	78,588,446
Range Resources Corp.	420,555	12,364,317
Southwestern Energy Co.(a)	1,950,245	11,720,973
Williams Cos., Inc.	2,177,812	71,062,006
		511,645,468
Security	Shares	Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	116,042	$ 8,700,829
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(a)	222,854	11,851,376
American Airlines Group, Inc.(a)(b)	733,985	13,167,691
Delta Air Lines, Inc.(a)	1,086,885	51,670,513
Southwest Airlines Co.	1,060,826	38,412,509
United Airlines Holdings, Inc.(a)	583,264	32,003,696
		147,105,785
Personal Care Products — 0.1%
Coty, Inc., Class A(a)(b)	650,534	7,995,063
Olaplex Holdings, Inc.(a)	231,603	861,563
		8,856,626
Pharmaceuticals — 0.7%
Catalent, Inc.(a)(b)	319,765	13,865,010
Elanco Animal Health, Inc.(a)	883,748	8,890,505
Jazz Pharmaceuticals PLC(a)	53,288	6,606,113
Organon & Co.	454,142	9,450,695
Perrigo Co. PLC	243,495	8,266,655
Royalty Pharma PLC, Class A	664,261	20,419,383
Viatris, Inc.	2,139,930	21,356,502
		88,854,863
Professional Services — 1.8%
Broadridge Financial Solutions, Inc.	34,181	5,661,399
CACI International, Inc., Class A(a)(b)	40,118	13,673,819
Ceridian HCM Holding, Inc.(a)(b)	241,636	16,182,363
Clarivate PLC(a)	850,627	8,106,475
Concentrix Corp.	78,043	6,301,972
Dun & Bradstreet Holdings, Inc.	484,251	5,602,784
Equifax, Inc.(b)	67,301	15,835,925
FTI Consulting, Inc.(a)(b)	48,212	9,169,922
Genpact Ltd.	239,371	8,993,169
Jacobs Solutions, Inc.	224,818	26,728,612
KBR, Inc.	152,926	9,949,366
Leidos Holdings, Inc.	244,183	21,605,312
ManpowerGroup, Inc.	91,114	7,234,452
Paycor HCM, Inc.(a)(b)	53,234	1,260,049
Robert Half International, Inc.	186,977	14,064,410
Science Applications International Corp.	95,536	10,745,889
SS&C Technologies Holdings, Inc.	388,521	23,544,373
TransUnion(b)	345,061	27,028,628
		231,688,919
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(a)	552,883	44,623,187
CoStar Group, Inc.(a)	411,292	36,604,988
Howard Hughes Corp.(a)(b)	59,839	4,722,494
Jones Lang LaSalle, Inc.(a)	85,091	13,257,178
Zillow Group, Inc., Class A(a)	98,272	4,834,982
Zillow Group, Inc., Class C, NVS(a)(b)	277,027	13,923,377
		117,966,206
Residential REITs — 2.3%
American Homes 4 Rent, Class A	595,726	21,118,487
Apartment Income REIT Corp.	265,757	9,591,170
AvalonBay Communities, Inc.	249,395	47,202,992
Camden Property Trust	185,649	20,211,606
Equity LifeStyle Properties, Inc.	214,493	14,347,437
Equity Residential	665,697	43,916,031
Essex Property Trust, Inc.	114,089	26,731,053
Invitation Homes, Inc.	1,090,790	37,523,176
Mid-America Apartment Communities, Inc.	207,330	31,485,134

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	171,875	$ 22,422,812
UDR, Inc.	553,839	23,792,923
		298,342,821
Retail REITs — 1.8%
Agree Realty Corp.	158,208	10,345,221
Brixmor Property Group, Inc.	532,175	11,707,850
Federal Realty Investment Trust	143,737	13,909,429
Kimco Realty Corp.	1,082,647	21,349,799
NNN REIT, Inc.	325,495	13,927,931
Realty Income Corp.	1,181,958	70,669,269
Regency Centers Corp.	304,846	18,830,337
Simon Property Group, Inc.	452,912	52,302,278
Spirit Realty Capital, Inc.	250,478	9,863,824
		222,905,938
Semiconductors & Semiconductor Equipment — 2.8%
Cirrus Logic, Inc.(a)	99,725	8,078,722
Entegris, Inc.	252,910	28,027,486
First Solar, Inc.(a)	189,924	36,102,653
GLOBALFOUNDRIES, Inc.(a)(b)	141,577	9,143,043
Marvell Technology, Inc.	1,527,548	91,316,819
Microchip Technology, Inc.	276,104	24,736,157
MKS Instruments, Inc.	117,987	12,754,395
ON Semiconductor Corp.(a)	770,963	72,917,681
Qorvo, Inc.(a)	178,467	18,208,988
Skyworks Solutions, Inc.	283,970	31,432,639
Teradyne, Inc.(b)	46,287	5,153,132
Universal Display Corp.	45,510	6,559,356
Wolfspeed, Inc.(a)	220,450	12,254,816
		356,685,887
Software — 1.5%
ANSYS, Inc.(a)	27,009	8,920,262
AppLovin Corp., Class A(a)(b)	305,772	7,867,514
Aspen Technology, Inc.(a)	50,362	8,441,175
Bentley Systems, Inc., Class B(b)	24,936	1,352,279
BILL Holdings, Inc.(a)(b)	183,506	21,442,676
Black Knight, Inc.(a)(b)	277,808	16,593,472
CCC Intelligent Solutions Holdings, Inc.(a)(b)	357,619	4,008,909
Dolby Laboratories, Inc., Class A	106,692	8,927,987
Dropbox, Inc., Class A(a)	51,673	1,378,119
Gen Digital, Inc.	838,310	15,550,650
Guidewire Software, Inc.(a)(b)	144,998	11,031,448
HashiCorp, Inc., Class A(a)(b)	52,165	1,365,680
Informatica, Inc., Class A(a)(b)	69,613	1,287,840
nCino, Inc.(a)(b)	115,970	3,493,016
NCR Corp.(a)	226,780	5,714,856
Nutanix, Inc., Class A(a)	313,646	8,797,770
PTC, Inc.(a)	92,220	13,122,906
SentinelOne, Inc., Class A(a)(b)	289,769	4,375,512
Tyler Technologies, Inc.(a)	18,362	7,647,222
UiPath, Inc., Class A(a)(b)	155,608	2,578,425
Unity Software, Inc.(a)(b)	309,692	13,446,827
Zoom Video Communications, Inc., Class A(a)(b)	441,488	29,968,205
		197,312,750
Specialized REITs — 2.6%
CubeSmart	400,513	17,886,911
Digital Realty Trust, Inc.	518,885	59,085,435
EPR Properties	131,934	6,174,511
Extra Space Storage, Inc.	223,979	33,339,274
Gaming & Leisure Properties, Inc.	450,042	21,809,035
Iron Mountain, Inc.	262,346	14,906,500
Lamar Advertising Co., Class A	35,381	3,511,564
Security	Shares	Value
Specialized REITs (continued)
Life Storage, Inc.	151,960	$ 20,204,602
National Storage Affiliates Trust	141,891	4,942,064
Rayonier, Inc.	265,013	8,321,408
SBA Communications Corp.	172,296	39,931,321
VICI Properties, Inc.	1,791,700	56,313,131
Weyerhaeuser Co.	1,307,091	43,800,619
		330,226,375
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	105,557	7,420,657
AutoNation, Inc.(a)	54,948	9,044,990
Bath & Body Works, Inc.	410,656	15,399,600
Best Buy Co., Inc.	300,562	24,631,056
CarMax, Inc.(a)(b)	266,565	22,311,490
Dick’s Sporting Goods, Inc.	98,946	13,079,672
GameStop Corp., Class A(a)(b)	476,143	11,546,468
Gap, Inc.	345,489	3,085,217
Lithia Motors, Inc., Class A	48,522	14,756,025
Murphy U.S.A., Inc.	1,858	578,042
Penske Automotive Group, Inc.(b)	35,700	5,948,691
Petco Health & Wellness Co., Inc.(a)(b)	158,831	1,413,596
RH(a)(b)	24,178	7,968,827
Ross Stores, Inc.	40,029	4,488,452
Valvoline, Inc.	228,569	8,573,623
Victoria’s Secret & Co.(a)(b)	77,018	1,342,424
Wayfair, Inc., Class A(a)(b)	95,052	6,179,331
Williams-Sonoma, Inc.	101,920	12,754,269
		170,522,430
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	2,308,221	38,778,113
HP, Inc.	1,227,564	37,698,491
NetApp, Inc.	230,635	17,620,514
Pure Storage, Inc., Class A(a)	109,004	4,013,527
Western Digital Corp.(a)	571,380	21,672,443
		119,783,088
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)(b)	220,924	7,928,962
Carter’s, Inc.	65,402	4,748,185
Columbia Sportswear Co.	63,535	4,907,443
PVH Corp.	110,857	9,419,519
Ralph Lauren Corp., Class A	72,250	8,908,425
Skechers U.S.A., Inc., Class A(a)	227,610	11,985,943
Tapestry, Inc.	395,608	16,932,023
Under Armour, Inc., Class A(a)	335,099	2,419,415
Under Armour, Inc., Class C, NVS(a)	329,393	2,210,227
VF Corp.	628,156	11,991,498
		81,451,640
Trading Companies & Distributors — 1.4%
Air Lease Corp., Class A	186,919	7,822,560
Core & Main, Inc., Class A(a)(b)	150,706	4,723,126
Fastenal Co.	257,095	15,166,034
Ferguson PLC	348,377	54,803,186
MSC Industrial Direct Co., Inc., Class A	82,930	7,901,571
SiteOne Landscape Supply, Inc.(a)(b)	54,351	9,096,183
United Rentals, Inc.	97,341	43,352,761
Univar Solutions, Inc.(a)	275,774	9,883,740
Watsco, Inc.	44,670	17,040,265
WESCO International, Inc.	79,369	14,211,813
		184,001,239

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities — 0.5%
American Water Works Co., Inc.	347,770	$ 49,644,168
Essential Utilities, Inc.	434,730	17,350,074
		66,994,242
Total Long-Term Investments — 99.8% (Cost: $11,412,752,688)		12,715,004,518
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	470,680,625	470,774,761
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	23,848,136	23,848,136
Total Short-Term Securities — 3.9% (Cost: $494,397,884)		494,622,897
Total Investments — 103.7% (Cost: $11,907,150,572)		13,209,627,415
Liabilities in Excess of Other Assets — (3.7)%		(465,403,002)
Net Assets — 100.0%		$ 12,744,224,413
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 389,623,363	$ 81,194,559 (a)	$ —	$ (477)	$ (42,684)	$ 470,774,761	470,680,625	$ 2,355,083 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	12,494,031	11,354,105 (a)	—	—	—	23,848,136	23,848,136	247,512	—
				$ (477)	$ (42,684)	$ 494,622,897		$ 2,602,595	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Russell Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	20	09/15/23	$ 4,488	$ 145,859
S&P MidCap 400 E-Mini Index	80	09/15/23	21,153	847,263
				$ 993,122
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,714,800,180	$ 204,336	$ 2	$ 12,715,004,518
Short-Term Securities
Money Market Funds	494,622,897	—	—	494,622,897
	$ 13,209,423,077	$ 204,336	$ 2	$ 13,209,627,415
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 993,122	$ —	$ —	$ 993,122
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s